Note 2 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2.  Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying condensed consolidated balance sheet as of December 31, 2012 has been derived from the Company’s audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2012. The accompanying unaudited condensed consolidated financial statements as of September 30, 2013 and for the three and nine months ended September 30, 2013 and 2012 have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. In the opinion of the Company’s management, all adjustments (including normal recurring adjustments) necessary for a fair presentation for the periods presented have been reflected as required by Regulation S-X, Rule 10-01.

The unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the entire year. These statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Loss per Common Share

Basic and diluted loss per common share for all periods presented is calculated based on the weighted average common shares outstanding for the period. The following potentially dilutive securities were outstanding as of September 30, 2013 and 2012 and were not included in the computation of dilutive loss per common share because the effect would have been anti-dilutive (in thousands):

	September 30,
	2013	2012
Convertible preferred stock	56,018	3,359
Stock options	409	419
Warrants	1,086	123
Unvested and restricted shares common stock	5,544	15
	63,057	3,916

Segment Information

The Company operates in a single market segment.

Reclassification

During the fourth quarter of 2012, the Company revised its allocation method for the expenses of its MFS subsidiary between Research and Development (“R&D”) expenses and Selling, General and Administrative (“SGA”) expenses.  As a result, the Company has made reclassification of such expenses in its quarterly reporting for 2011 (not presented herein) and 2012 increasing R&D and decreasing SGA. The three-month expense amounts as reported in the Company’s Forms 10-Q, for the quarters ended September 30, 2012, June 30, 2012 and March 31, 2012 were changed by approximately $150,000, $140,000 and $135,000, respectively.   There was no impact on the Company’s operating loss, balance sheet or cash flow statements in any period.

Additionally, certain items previously reported in the consolidated financial statement captions have been reclassified to conform to the current financial statement presentation.

2.  Summary of Significant Accounting Policies

Principles of Consolidations

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in the consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Although these estimates are based on knowledge of current events and actions the Company may undertake in the future, they may ultimately differ from actual results. Included in these estimates are assumptions about lives of intangible and other long-lived assets, assumptions used in Black-Scholes valuation models, estimates of the fair value of acquired assets and assumed liabilities, and the determination of whether any impairments is to be recognized on intangible, among others.

Concentration of Credit Risk

The Company maintained its cash in one financial institution during the years ended December 31, 2012 and 2011. Balances were insured up to Federal Deposit Insurance Corporation (“FDIC”) limits. At times, cash deposits exceeded the federally insured limits.

Equipment

Equipment is carried at cost less accumulated depreciation, computed using the straight-line method over the estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or useful life, software is depreciated over 2 years, and equipment is depreciated over periods ranging from 3 to 5 years. Repairs and maintenance which do not extend the useful life of the asset are charged to expense as incurred. Gains and losses on sales and retirements are reflected in the consolidated statements of operations.

Intangible Assets

Intangible assets are carried at cost less accumulated amortization, computed using the straight-line method over the estimated useful lives. As of December 31, 2012, customer contracts and relationships are being amortized over 3 years, patents are being amortized over 5 years, and non-compete agreements are being amortized over 2 years. Intangible assets consist of the following as of December 31, 2012 and 2011 (in thousands):

		December 31,
		2012		2011
	Gross Carrying Amount	Accumulated Amortization	Net	Accumulated Amortization	Net

Customer contracts and relationships	$230	$(121)	$109	$(45)	$185
Patents	1,223	(387)	836	(143)	1,080
Non-compete agreements	169	(134)	35	(49)	120
	$1,622	$(642)	$980	$(237)	$1,385

Amortization of intangible assets amounted to approximately $406,000 and $237,000 for the year ended December 31, 2012 and 2011 respectively. Estimated future amortization expense is as follows (in thousands):

2013	356
2014	277
2015	245
2016	102
$980

The Company continually evaluates whether events or circumstances have occurred that indicate the remaining estimated useful lives of its definite-lived intangible assets may warrant revision or that the remaining balance of such assets may not be recoverable. The Company uses an estimate of the related undiscounted cash flows attributable to such asset over the remaining life of the asset in measuring whether the asset is recoverable.

The Company records goodwill as the excess of the purchase price over the fair values assigned to the net assets acquired in business combinations. Goodwill is allocated to reporting units as of the acquisition date for the purpose of goodwill impairment testing. The Company’s reporting units are those businesses for which discrete financial information is available and upon which segment management makes operating decisions. Goodwill of a reporting unit is tested for impairment at year-end, or between testing dates if an impairment condition or event is determined to have occurred.

In assessing potential impairment of the intangible assets and goodwill recorded in connection with the MFS acquisition as of December 31, 2011 and 2012, management considered the likelihood of future cash flows attributable to such assets, including but not limited to the probability and extent of MFS’s participation in the Department of Homeland Security’s BioWatch Generation 3 program, for which a draft Request for Proposal was released in the first quarter of 2013. Based on its analysis, management has concluded, based on information currently available, that no impairment of the intangible assets or goodwill exists as of December 31, 2012.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, collectability of arrangement consideration is reasonably assured, the arrangement fees are fixed or determinable and delivery of the product or service has been completed.

If at the outset of an arrangement, the Company determines that collectability is not reasonably assured, revenue is deferred until the earlier of when collectability becomes probable or the receipt of payment. If there is uncertainty as to the customer’s acceptance of the Company’s deliverables, revenue is not recognized until the earlier of receipt of customer acceptance or expiration of the acceptance period. If at the outset of an arrangement, the Company determines that the arrangement fee is not fixed or determinable, revenue is deferred until the arrangement fee becomes estimable, assuming all other revenue recognition criteria have been met.

To the extent the Company sells products that may consist of multiple deliverables, the revenue recognition is subject to specific guidance. A multiple-deliverable arrangement is separated into more than one unit of accounting if the following criteria are met:

●	the delivered item(s) has value to the client on a stand-alone basis; and

●

if the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in the Company’s control.

If these criteria are not met, the arrangement is accounted for as one unit of accounting which would result in revenue being recognized ratably over the contract term or being deferred until the earlier of when such criteria are met or when the last undelivered element is delivered. If these criteria are met for each element and there is a relative selling price for all units of accounting in an arrangement, the arrangement consideration is allocated to the separate units of accounting based on each unit’s relative selling price.

Reclassification

During the fourth quarter of 2012, the Company revised its allocation method for the expenses of its MFS subsidiary between Research and Development (“R&D”) expenses and Selling, General and Administrative (“SGA”) expenses.  As a result, the Company has made reclassification of such expenses in its quarterly reporting for 2011 and 2012 increasing R&D and decreasing SGA. The three-month expense amounts as reported in the Company’s Forms 10-Q, for the quarters ended September 30, 2012, June 30, 2012 and March 31, 2012 were changed by approximately $150,000, $140,000 and $135,000, respectively.  Additionally, the three-month expense amounts as reported in the Company’s Forms 10-Q and 10-K, for the quarters ended December 31, 2011, September 30, 2011, and June 30, 2011 were changed by approximately $150,000, $115,000 and $40,000, respectively.  There was no impact on the Company’s operating loss, balance sheet or cash flow statements in any period.

Additionally, certain items previously reported in the consolidated financial statement captions have been reclassified to conform to the current financial statement presentation.

Stock-Based Compensation

Stock-based compensation expenses are reflected in the Company’s consolidated statements of operations under selling, general and administrative expenses and research and development expenses.

Income Taxes

The Company accounts for income taxes under the asset and liability approach for the financial accounting and reporting of income taxes. Deferred taxes are recorded based upon the tax impact of items affecting financial reporting and tax filings in different periods. A valuation allowance is provided against net deferred tax assets when the Company determines realization is not currently judged to be more likely than not.

 The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition purposes by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes.  Accordingly, the Company reports a liability for unrecognized tax benefits resulting from the uncertain tax positions taken or expected to be taken on a tax return and recognizes interest and penalties, if any, related to uncertain tax positions as interest expense. The Company does not have any uncertain tax positions at December 31, 2012 and 2011.

Research and Development and Software Development Costs

Research and development costs are expensed as incurred and consist of development work associated with the Company’s existing and potential products. The Company’s research and development expenses relate primarily to share based compensation to project partners, payroll costs for engineering personnel and costs associated with various projects, including testing, developing prototypes and related expenses.

The Company accounts for software development costs by capitalizing qualifying costs from the time technological feasibility is established until the product is available for general release to customers. Capitalized software development costs related to the Company’s iglucose wireless communication system totaled nil and $299,000 as of December 31, 2012 and 2011, respectively, and are included in other assets in the accompanying consolidated balance sheets.  In conjunction with the Company’s decision to seek a strategic alternative such as the sale or license of the iglucose product and its associated intellectual property, the Company recorded an impairment charge of $357,000 in 2012 to reduce the balance to its net realizable value. Any proceeds from a future sale or license royalties will be recorded as income in future periods.

Accrued Expenses

Accrued expenses and other current liabilities consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Accrued compensation	$1,107	$1,183
Other	158	192
	$1,265	$1,375

Loss Per Common Share

The Company presents basic income (loss) per common share and, if applicable, diluted income (loss) per share. Basic income (loss) per common share is based on the weighted average number of common shares outstanding during the year and after preferred stock dividend requirements. The calculation of diluted income (loss) per common share assumes that any dilutive convertible preferred shares outstanding at the beginning of each year or the date issued were convertible at those dates, with preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options and warrants for which the average period market price exceeds the exercise price, less shares that could have been purchased by the Company with related proceeds.

The following common shares issuable under potentially dilutive securities outstanding as of December 31, 2012 and 2011 were not included in the computation of dilutive loss per common share because the effect would have been anti-dilutive (in thousands):

Common shares issuable under:	December 31, 2012	December 31, 2011
Convertible preferred stock	1,552	3,000
Stock options	10,732	4,148
Warrants	11,582	304
Unvested restricted common stock	5,375	4,540
	29,241	11,992